Credit Risk - Summary of Other Segments Exposures by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 97,764	£ 86,441
Observed impairment loss allowances	671	314
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,683	24,229
Observed impairment loss allowances	603	262
Corporate & Commercial Banking | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,047	22,003
Corporate & Commercial Banking | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	573	1,359
Corporate & Commercial Banking | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,043	415
Corporate & Commercial Banking | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,020	452
Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,446	13,254
Observed impairment loss allowances	478	213
Corporate & Commercial Banking | SME and Mid Corporate | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,844	11,397
Corporate & Commercial Banking | SME and Mid Corporate | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	340	1,162
Corporate & Commercial Banking | SME and Mid Corporate | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,409	332
Corporate & Commercial Banking | SME and Mid Corporate | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	853	363
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,152	6,057
Observed impairment loss allowances	125	49
Corporate & Commercial Banking | Commercial Real Estate | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,191	5,778
Corporate & Commercial Banking | Commercial Real Estate | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	233	107
Corporate & Commercial Banking | Commercial Real Estate | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	561	83
Corporate & Commercial Banking | Commercial Real Estate | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	167	89
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,085	4,918
Observed impairment loss allowances	0	0
Corporate & Commercial Banking | Social Housing | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,012	4,828
Corporate & Commercial Banking | Social Housing | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	90
Corporate & Commercial Banking | Social Housing | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	73	0
Corporate & Commercial Banking | Social Housing | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,389	14,580
Observed impairment loss allowances	33	50
Corporate & Investment Banking | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,877	13,758
Corporate & Investment Banking | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	252	252
Corporate & Investment Banking | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,260	555
Corporate & Investment Banking | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	15
Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,910	12,646
Observed impairment loss allowances	33	50
Corporate & Investment Banking | Large Corporate | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,398	11,834
Corporate & Investment Banking | Large Corporate | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	252	252
Corporate & Investment Banking | Large Corporate | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,260	545
Corporate & Investment Banking | Large Corporate | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	15
Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,479	1,934
Observed impairment loss allowances	0	0
Corporate & Investment Banking | Financial Institutions | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,479	1,924
Corporate & Investment Banking | Financial Institutions | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate & Investment Banking | Financial Institutions | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	10
Corporate & Investment Banking | Financial Institutions | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60,692	47,632
Observed impairment loss allowances	35	2
Corporate Centre | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60,623	47,615
Corporate Centre | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	69	13
Corporate Centre | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	3
Corporate Centre | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,817	4,060
Observed impairment loss allowances	0	0
Corporate Centre | Social Housing | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,748	4,047
Corporate Centre | Social Housing | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	69	13
Corporate Centre | Social Housing | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Social Housing | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,250	39,614
Observed impairment loss allowances	0	0
Corporate Centre | Sovereign And Supranational | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,250	39,614
Corporate Centre | Sovereign And Supranational | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Sovereign And Supranational | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Sovereign And Supranational | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	712	857
Observed impairment loss allowances	0	0
Corporate Centre | Financial Institutions | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	712	854
Corporate Centre | Financial Institutions | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Financial Institutions | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	3
Corporate Centre | Financial Institutions | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,482	2,572
Observed impairment loss allowances	35	0
Corporate Centre | Structured Products | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,482	2,572
Corporate Centre | Structured Products | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Structured Products | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Structured Products | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	156	240
Observed impairment loss allowances	0	2
Corporate Centre | Legacy Portfolios in Run-Of | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	156	240
Corporate Centre | Legacy Portfolios in Run-Of | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Legacy Portfolios in Run-Of | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Legacy Portfolios in Run-Of | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	275	289
Observed impairment loss allowances	0	0
Corporate Centre | Crown dependency branch | Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	275	288
Corporate Centre | Crown dependency branch | Enhanced Monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Crown dependency branch | Proactive Management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Crown dependency branch | Non-Performing Exposure
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 0	£ 1